Note 9 - Financial Instruments	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
9.
       Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable and other receivables. The principal financial liabilities of the Company consist of long-term bank loans, derivatives, trade accounts payable, accrued expenses and amount due to related companies.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though, historically, the interest rate swaps were entered into for economic hedging purposes, they did not
qualify for accounting purposes as fair value hedges, under the guidance relating to
Derivatives and Hedging
, as the Company did
not
have written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognized the change in fair value of these derivatives in “Gain / (loss) on derivatives, net” in the unaudited condensed consolidated statements of operations. As of
June 30, 2020,
the Company had
three
open swap contracts for a notional amount of
$20.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not
require collateral for its trade accounts receivable.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash and amount due to related companies approximate their individual carrying amounts as of
December 31, 2019
and
June 30, 2020,
due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company's long-term borrowings approximates
$52.1
million as of
June 30, 2020
or approximately
$1.3
million less than its carrying value of
$53.4
million (excluding the unamortized deferred charges). The fair value of the Company's long-term borrowings is estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company's interest rate swaps is the estimated amount the Company would pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

During the year ended
December
31,
2019
and the
six
-month period ended
June 30, 2020,
the Company entered into a certain number of freight forward agreements (“FFAs”) and bunker swaps
. The FFAs and the bunker swap contracts did
not
qualify for hedge accounting.
The fair value of the Company's investment in FFA contracts is determined based on quoted prices in active markets and therefore is considered Level
1
of the fair value hierarchy as defined in guidance relating to “Fair value measurements”.

The fair value of the Company's interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swap determined through Level
2
of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

The amounts of Gain / (loss) on interest rate swaps, FFAs and bunker swaps recognized in the unaudited condensed consolidated statements of operations for the six
-month periods ended
June 30, 2019
and
2020
and the valuation of their open positions as at
December 31, 2019
and
2020
presented in the unaudited condensed consolidated balance sheets, are analyzed as follows:

Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2019	Six Months Ended June 30, 2020
Interest rate swap contract– Unrealized loss	Gain / (loss) on derivatives, net	(308,061)	(485,039)
Interest rate swap contract - Realized gain / (loss)	Gain / (loss) on derivatives, net	15,544	(26,137)
FFA contracts – Unrealized gain / (loss)	Gain / (loss) on derivatives, net	98,400	(131,970)
FFA contracts and Bunker Swap contracts – realized gain	Gain / (loss) on derivatives, net	1,097,105	-
Total gain / (loss) on derivatives		902,988	(643,146)

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2019	June 30, 2020
FFA contracts	Current liabilities– Derivatives	-	131,970
Interest rate swap contracts	Current liabilities– Derivatives	-	307,400
Interest rate swap contracts	Long-term liabilities – Derivatives	304,174	481,812

Total derivative liabilities		304,174	921,182